Net debt - Summary of Movement in Net Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in net debt
Net decrease in cash and cash equivalents, net of overdrafts	$ (75)	$ (920)	$ 1,107
Add back cash flows in respect of other components of net debt:
Issue of long-term bonds		(459)	(458)
Long-term bonds repaid		315
Increase in other borrowings	(153)	(109)	355
Increase in net debt arising from cash flows	(228)	(1,173)
Non-cash movements:
Finance lease obligations	(4)	(4)
Decrease/(increase) in accrued interest	1	(6)
Exchange and other adjustments	(114)	206
(Increase)/decrease in net debt	(345)	(977)
Net debt at beginning of the year	(1,506)	(529)
Net debt at end of the year	$ (1,851)	$ (1,506)	$ (529)